Document and Entity Information	Feb. 13, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001672619
Document Type	8-K
Document Period End Date	Feb. 13, 2023
Entity Registrant Name	IMARA INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39247
Entity Tax Identification Number	81-1523849
Entity Address, Address Line One	1309 Beacon Street
Entity Address, Address Line Two	Suite 300
Entity Address, Address Line Three	Office 341
Entity Address, City or Town	Brookline
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02446
City Area Code	(617)
Local Phone Number	927-9989
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	IMRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false